November 7, 2018

VIA ELECTRONIC TRANSMISSION

Attn:  Filing Desk

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Sir/Madam:

On behalf of the Collaborative Investment Series Trust, a registered investment company (the “Trust”), we submit along with this letter, via electronic filing, a preliminary proxy statement on behalf of the Mercator International Opportunity Fund. The primary purpose of the proxy statement is to solicit shareholder approval of a new advisory agreement.

If you have any questions, please contact Andrew Davalla at 614-469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla